Financial risk management - Credit risk exposure and grading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of internal credit grades [line items]
Description of internal credit ratings process	Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business. All counterparties are re-assessed regularly.
Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 1,057	$ 854
Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	7,374	8,488
Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,365	1,032
Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	578	318
Investment grade, rated A or above [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	682	460
Investment grade, rated A or above [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	2,089	1,811
Investment grade, rated A or above [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	962	682
Investment grade, rated A or above [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	201	100
Other investment grade [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	80	150
Other investment grade [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	4,778	5,412
Other investment grade [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	403	350
Other investment grade [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	368	183
Non-investment grade or not rated [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	296	244
Non-investment grade or not rated [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	508	1,265
Non-investment grade or not rated [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	0	0
Non-investment grade or not rated [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 9	$ 35